Stockholders' Equity (Schedule of Stock-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 9,694	$ 7,266	$ 7,002
Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,863	1,015	1,522
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	7,831	6,251	5,480
Marketing And Advertising
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,033	1,237	1,950
Customer Care And Enrollment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	418	497	477
Technology And Content
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,410	1,836	1,728
General And Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6,833	3,696	2,734
Restructuring Charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 113